UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-10475
                                                     ---------

                           COUNTRY MUTUAL FUNDS TRUST
                           --------------------------
               (Exact name of registrant as specified in charter)

                      1705 N. TOWANDA AVE., P.O. BOX 2020
                             BLOOMINGTON, IL 61702
                             ---------------------
              (Address of principal executive offices) (Zip code)

                                 PAUL M. HARMON
                         OFFICE OF THE GENERAL COUNSEL
                             BLOOMINGTON, IL 61702
                             ---------------------
                    (Name and address of agent for service)

                                 1-800-245-2100
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31
                         -----------

Date of reporting period:  JUNE 30, 2005
                           -------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                               Semi-Annual Report
                                 JUNE 30, 2005
                          (COUNTRY MUTUAL FUNDS LOGO)

COUNTRY VP Growth Fund
COUNTRY VP Balanced Fund
COUNTRY VP Short-Term Bond Fund
COUNTRYVP Bond Fund

                  INVESTMENT ADVISOR'S LETTER TO SHAREHOLDERS

                                                                     August 2005

Dear Shareholders:

  "Patience is waiting. Not passively waiting. That is laziness. But to keep going when the going is hard and slow - that is patience." Source unknown

  Six months ago in this letter we reviewed the continued cautious outlook we have for security markets and noted that we had held that view for an extended time period. Since our views have changed very little in the intervening period, we felt it appropriate to somehow bring the theme of patience into this communication. It is frustrating for us to "play defense" for so long, but that will be our game plan until we see some meaningful indicators of change.

  We are not passively waiting for things to change. Each day we look at new information and try to discern the impact it will have. Still, the economic indicators do not encourage us to become more aggressive. On the surface, measurements of manufacturing expansion and capacity, foreign trade deficits, federal budget deficit, and inflation may seem to be positive. But when examined at a deeper level in the context of all available information, we feel that they paint a picture of continued slow recovery that is likely becoming even more anemic.

  With the exception of a fourth quarter rally last year, equity markets have been mired in a trading range for about a year and a half. Valuation levels have become less extended as earnings have improved, but by no means are we seeing any bargain levels. Stocks seem to be discounting an environment of continued economic and earnings improvement with little or no margin of error if expectations are not realized.

  Bond markets have provided the most surprise for investors in the recent past. In spite of the Federal Reserve Board's continuing moves to raise short-term interest rates, longer term rates have declined with the ten year Treasury note dropping below 4%. Even so, disappointments on an individual issue basis (as occurred when General Motors and Ford were both downgraded to "junk" status) provide caution signals in the corporate markets.

  In short, investors seem to be anticipating few changes that would impact today's investment decisions, yet history tells us that changes are inevitable in both the domestic and global economies. So we will wait patiently, while the going is hard and slow, until we gain greater insight to the market shifts that will inevitably occur.

                              COUNTRY VP GROWTH FUND
                            INCEPTION DATE 11/17/2003

  The annualized returns for the Fund for the period ended June 30, 2005 are as follows:
                           1 Year                Since Inception
                           ------                ---------------
                           6.66%                      9.13%

  These returns assume all dividends and capital gains distributions were reinvested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

  Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of 6.32%. The average VP fund with similar characteristics as the Growth Fund (represented by Lipper, Inc.' s Large-Cap Core (Variable Underlying Funds) group) returned 5.56% during this same time period.

  Following a rally in the fourth quarter of 2004, stocks have generally moved in a trading range for the first half of 2005. The Growth Fund essentially matched the performance of the broader market, as measured by the S&P 500, for the past six months. There has been no change in our cautious outlook for equities. Valuations remain high by historical standards and macroeconomic fundamentals continue to have the potential to exert pressure on markets. Given these concerns, we see no reason to change our present defensive strategies, although we recognize that performance could lag during any significant market rally.

  As indicated above, we continue to have a bias toward caution in our approach to common stocks. At present we are focused on controlling risk for our shareholders as we look for signs that would allow us to take a more aggressive approach to the market.

                             COUNTRY VP BALANCED FUND
                            INCEPTION DATE 11/17/2003

  The annualized returns for the Fund for the period ending June 30, 2005, are as follows:
                           1 Year                Since Inception
                           ------                ---------------
                           6.69%                      7.33%

  These returns assume all dividends and capital gains distributions were reinvested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

  Gains in stock prices continued during the last twelve months, although the pace slowed significantly from recent years. Stocks, as measured by the S&P 500 Index, rose 6.32%. Much of this positive return was due to one sector of the market - energy. Strong worldwide demand coupled with concerns over future supply shortages combined to spark a huge rally in the price of crude oil. This rally spilled over into most energy names. Fortunately, we have been heavily invested in these securities in the COUNTRY VP Balanced Fund. The result was strong performance in the equity portion of the portfolio.

  Besides rising energy prices, many investors were also focused on the Federal Reserve. In an effort to slowly cool the U.S. economy, the Federal Reserve has been ratcheting up the Fed Funds Rate at a steady pace since last June. At that time, the rate was 1%. Today, it is 3.25%. Surprisingly, long-term bonds have not reacted much to any of these moves. The 10 year U.S. Treasury ended the quarter at 3.91%, virtually unchanged from recent levels. The yield curve is now virtually flat. While there is no way to know with certainty how long this trend can last, we are approaching this market cautiously. We will continue to search for the best values in the higher- quality sectors of the bond market.

                        COUNTRY VP SHORT-TERM BOND FUND
                             INCEPTION DATE 11/17/03

  The annualized total returns for the Fund for the period ending June 30, 2005 are as follows:
                           1 Year                Since Inception
                           ------                ---------------
                           2.42%                      1.60%

  These returns assume all dividend and capital gain distributions were reinvested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

  The Federal Reserve raised their target for short-term interest rates eight consecutive times during the past year. With a goal of keeping inflation well contained, their actions brought the benchmark overnight lending to 3.25%, the highest level since August 2001. The main story for bonds during this period, however, was the flattening of the yield curve as longer-maturity bonds sustained strong demand from foreign central banks, pension funds, and investors who remain skeptical of the prospects for economic growth. The gap between two-year and ten-year U.S. Treasury yields contracted from 1.91% a year ago to only 0.28% by quarter-end. With the exception of some temporary volatility caused by downgrades in the auto sector, the credit environment for corporate issuers remained robust.

  The COUNTRY VP Short-Term Bond fund finished the year with a total return of 2.42% versus 2.46% for the Merrill Lynch 1-3 year Domestic Bond index and 2.54% for the Lipper Short-term Investment Grade Variable Bond average. A significant exposure to mortgage-backed securities helped the Fund's performance, while our high quality bias was a slight drag.

  With the uncertain outlook for interest rates, the Fund's duration is in line with our benchmark index. We will look to increase the allocation of corporate bonds in the Fund if credit spreads widen out versus Treasuries.

                               COUNTRY VP BOND FUND
                             INCEPTION DATE 11/17/03

  The annualized total returns for the Fund for the period ending June 30, 2005, are as follows:
                           1 Year                Since Inception
                           ------                ---------------
                           5.46%                      3.58%

  These returns assume all dividend and capital gain distributions were reinvested in the Fund and reflect voluntary fee waivers in effect. In the absence of fee waivers, returns would be reduced. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy and would be lower if they did.

  Over the past year the Federal Reserve has increased short-term interest rates 200 basis points from 1.25% to 3.25%. Normally, increases in short rates of this magnitude would pressure long rates higher. However, during this period the yield on the ten-year Treasury note actually declined from 4.6% to 4%, confusing most economists and money managers. This market action allowed the Fund to post a moderate positive return for the year.

  Now, in this summer of 2005, bond yields are low and the yield curve is relatively flat. Credit spreads are tight and the measured rate of inflation is benign. These conditions imply that bond returns will be modest going forward.

  In this environment, we will continue to keep the Fund defensively postured. The Fund is overweighted in spread sectors, which should perform well in a market with low volatility. With the possibility that interest rates could remain low for an extended period, we will lengthen duration during market declines.
                                             Sincerely,
                                             /s/Bruce D. Finks
                                             Bruce D. Finks
                                             Vice President

  Please refer to the Portfolio Highlights sections for index and peer average, including descriptions and performance. The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commission and other expenses associated with investing in equity securities. The Lipper Large Cap Core Funds are Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index. The Lipper Balanced Fund Average has funds that aim to conserve principal with a balanced portfolio of stocks and bonds. The Bond Buyer Index is published in the Bond Buyer, a newspaper that publishes indexes and statistics from fixed-income markets. The Bond Buyer Index 20 is a compilation of weekly yields on 20 year municipal bonds, rated A1 by Moody's. The Lipper Intermediate Municipal Bond Index is a compilation of tax-exempt municipal bond funds wit a five to ten year average weighted maturity. The Merrill Lynch 1-3 year Domestic Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities of 1-3 years. The Lipper Short-term Investment Grade Bond consists of fund primarily in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of less than three years.

  The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

  Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency. Each Lipper average represents a universe of Funds with similar investment objectives. Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

  For use only when accompanied or proceeded by a prospectus. COUNTRY VP Funds are distributed by COUNTRY Capital Management Company.

EXPENSE EXAMPLE June 30, 2005 (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 for the period 1/1/05 - 6/30/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.
Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY VP GROWTH FUND

                      EXPENSES PAID
                    BEGINNING ACCOUNT   ENDING ACCOUNT        DURING PERIOD
                      VALUE 1/1/05       VALUE 6/30/05    1/1/05 - 6/30/05*<F3>
                       -----------       ------------     ---------------------
Actual(1)<F1>           $1,000.00          $1,008.00              $4.48
Hypothetical(2)<F2>     $1,000.00          $1,020.33              $4.51

(1)<F1> Ending account values and expenses paid during period based on a 0.80% return. The return is considered after expenses are deducted from the fund.
(2)<F2> Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*<F3> Expense are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY VP BALANCED FUND

                      EXPENSES PAID
                    BEGINNING ACCOUNT  ENDING ACCOUNT        DURING PERIOD
                      VALUE 1/1/05      VALUE 6/30/05    1/1/05 - 6/30/05*<F6>
                      ------------      -------------    ---------------------
Actual(1)<F4>           $1,000.00         $1,010.30              $4.49
Hypothetical(2)<F5>     $1,000.00         $1,020.33              $4.51


(1)<F4> Ending account values and expenses paid during period based on a 1.03% return. The return is considered after expenses are deducted from the fund.
(2)<F5> Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*<F6> Expense are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY VP SHORT-TERM FUND

                      EXPENSES PAID
                    BEGINNING ACCOUNT  ENDING ACCOUNT        DURING PERIOD
                       VALUE 1/1/05     VALUE 6/30/05    1/1/05 - 6/30/05*<F9>
                       ------------     -------------    ---------------------
Actual(1)<F7>           $1,000.00         $1,009.10              $3.49
Hypothetical(2)<F8>     $1,000.00         $1,021.32              $3.51

(1)<F7> Ending account values and expenses paid during period based on a 0.91% return. The return is considered after expenses are deducted from the fund.
(2)<F8> Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*<F9> Expense are equal to the Fund's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY VP BOND FUND

                      EXPENSES PAID
                    BEGINNING ACCOUNT  ENDING ACCOUNT        DURING PERIOD
                       VALUE 1/1/05     VALUE 6/30/05    1/1/05 - 6/30/05*<F12>
                       ------------     -------------    ----------------------
Actual(1)<F10>          $1,000.00         $1,019.70              $3.51
Hypothetical(2)<F11>    $1,000.00         $1,021.32              $3.51

(1)<F10> Ending account values and expenses paid during period based on a 1.97% return. The return is considered after expenses are deducted from the fund.
(2)<F11> Ending account values and expenses paid during period based on a 5.00% annual return before expenses.
*<F12> Expense are equal to the Fund's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COUNTRY VP GROWTH FUND*<F13>
Consumer Discretionary            10.83%
Consumer Staples                  11.33%
Energy                            11.90%
Finance                           12.57%
Health                            13.87%
Industrial                        11.55%
Materials                          2.16%
Technology                         8.67%
Telecommuncations                  2.35%
Utilities                          2.52%
Commercial Paper                   4.20%
Money Market                       8.05%

COUNTRY VP BALANCED FUND*<F13>
Common Stock                      62.09%
Asset Backed Securities            2.17%
Corporate Bonds                    4.57%
Mortgage Backed Securities        13.77%
U.S. Government Agencies           5.42%
U.S. Government Obligations        5.88%
Money Market                       6.10%

COUNTRY VP SHORT-TERM BOND FUND*<F13>
Asset Backed Securities           12.52%
Corporate Bonds                   15.37%
Mortgage Backed Securities        40.32%
U.S. Government Agencies          10.58%
U.S. Government Obligations        7.27%
Commercial Paper                   4.38%
Money Market Funds                 9.56%

COUNTRY VP BOND FUND*<F13>
Asset Backed Securities            3.64%
Corporate Bonds                   12.36%
Mortgage Backed Securities        34.49%
U.S. Government Agencies          12.05%
U.S. Government Obligations       23.94%
Commercial Paper                   4.90%
Money Market Funds                 8.62%

*<F13>    Expressed as a percentage of total investments.

COUNTRY VP MUTUAL FUNDS -- PORTFOLIO HIGHLIGHTS (unaudited)

  COUNTRY VP GROWTH FUND
  AVERAGE ANNUAL RETURNS  June 30, 2005
                                                               SINCE INCEPTION
                                                     1 YEAR        11/17/03
                                                     ------    ---------------
  COUNTRY VP Growth Fund (11/17/03)(1)<F14>            6.66%          9.13%
  S&P 500 Index(2)<F15>                                6.32%         10.43%
  Lipper Large Cap Core Average(3)<F16>                5.56%         14.83%
  --------------
(1)<F14> Performance would have been lower if returns had taken insurance charges into account.
(2)<F15> The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.
(3)<F16> The Lipper Large Cap Core Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

  TEN LARGEST HOLDINGS (excludes short-term investments)  June 30, 2005

                                                  VALUE      PERCENT OF FUND
                                                  -----      ---------------
  General Electric Company                     $  336,105          2.82%
  Apache Corporation                              258,400          2.16%
  Exxon Mobil Corporation                         241,374          2.02%
  Gentex Corporation                              240,240          2.01%
  Halliburton Company                             239,100          2.00%
  Microsoft Corporation                           226,044          1.89%
  Citigroup Inc.                                  217,281          1.82%
  Pfizer Inc.                                     209,608          1.75%
  Kimberly-Clark Corporation                      200,288          1.68%
  Wells Fargo & Company                           197,056          1.65%
                                               ----------         ------
                                               $2,365,496         19.80%
                                               ----------         ------
                                               ----------         ------

  COUNTRY VP BALANCED FUND
  AVERAGE ANNUAL RETURNS  June 30, 2005
                                                               SINCE INCEPTION
                                                     1 YEAR        11/17/03
                                                     ------    ---------------
  COUNTRY VP Balanced Fund (11/17/03)(1)<F17>          6.69%          7.33%
  S&P 500 Index(2)<F18>                                6.32%         10.43%
  Merrill Lynch U.S. Domestic Master
    Bond Index(3)<F19>                                 6.97%          4.61%
  Lipper Balanced Fund Average(4)<F20>                 7.12%         13.96%
  ------------
(1)<F17> Performance would have been lower if returns had taken insurance charges into account.
(2)<F18> The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.
(3)<F19> The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
(4)<F20> The Lipper Balanced Fund Average has funds that aim to conserve principal with a balanced portfolio of stocks and bonds.

  TEN LARGEST HOLDINGS (excludes short-term investments)  June 30, 2005

                                                    VALUE      PERCENT OF FUND
                                                    -----      ---------------
  General Electric Company                        $  211,365          1.94%
  Federal Home Loan Mortgage Corp.,
    4.000%, 11/15/18                                 189,141          1.73%
  Halliburton Company                                167,370          1.53%
  Microsoft Corporation                              166,428          1.53%
  Apache Corporation                                 155,040          1.42%
  ConocoPhillips                                     149,474          1.37%
  Fleet Credit Card Master Trust II,
    2.400%, 07/15/08                                 148,864          1.36%
  Federal Home Loan Bank, 4.000%, 07/02/15           147,443          1.35%
  Exxon Mobil Corporation                            143,675          1.32%
  Wells Fargo & Company                              141,634          1.30%
                                                  ----------         ------
                                                  $1,620,434         14.85%
                                                  ----------         ------
                                                  ----------         ------

  COUNTRY VP SHORT-TERM BOND FUND
  AVERAGE ANNUAL RETURNS  June 30, 2005
                                                                SINCE INCEPTION
                                                     1 YEAR        11/17/03
                                                     ------     ---------------
  COUNTRY VP Short-Term Bond
    Fund (11/17/03)(1)<F21>                            2.42%          1.60%
  Merrill Lynch U.S. Domestic Master,
    1-3 Year Bond Index(2)<F22>                        2.46%          1.82%
  Merrill Lynch U.S. Treasury/Agency
    1-3 Year Bond Index(3)<F23>                        2.05%          1.42%
  Lipper Short Investment Grade
    Fund Average(4)<F24>                               2.54%          2.94%
  --------------
(1)<F21> Performance would have been lower if returns had taken insurance charges into account.
(2)<F22> The Merrill Lynch U.S. Domestic Master 1- 3 Year Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities of 1-3 years.
(3)<F23> The Merrill Lynch U.S. Treasury/Agency 1-3 Year Bond Index is an index of Treasury securities with maturities ranging from one to three years which are guaranteed as to the timely payment of principal and interest by the U.S. Government.
(4)<F24> The Lipper Short Investment Grade Fund Average consists of funds primarily in investment grade debt issues (rated in top four grades) with dollar-weighted average maturities of one to five years.

  TEN LARGEST HOLDINGS (excludes short-term investments)  June 30, 2005

                                                    VALUE       PERCENT OF FUND
                                                    -----       --------------
  U.S. Treasury Note, 1.625%, 10/31/05            $1,094,070          7.29%
  Federal Home Loan Mortgage Corp.,
    6.000%, 11/15/11                                 571,015          3.81%
  Bank One Issuance Trust,
    3.250%, 10/15/09                                 500,215          3.34%
  Federal National Mortgage Association,
    6.000%, 05/01/13                                 388,378          2.58%
  Government National Mortgage Association,
    4.104%, 03/16/18                                 357,040          2.38%
  Fleet Credit Card Master Trust II,
    2.400%, 07/15/08                                 347,350          2.32%
  GMAC Commercial Mortgage Securities Inc.,
    3.400%, 04/10/40                                 341,666          2.28%
  Federal Home Loan Mortgage Corp.,
    4.500%, 05/01/13                                 338,429          2.26%
  Capital Auto Receivables Asset Trust,
    2.920%, 04/15/08                                 323,234          2.16%
  National Rural Utilities Cooperative Finance
    Corporation, 3.000%, 02/15/06                    298,625          1.99%
                                                  ----------         ------
                                                  $4,560,022         30.41%
                                                  ----------         ------
                                                  ----------         ------

  COUNTRY VP BOND FUND
  AVERAGE ANNUAL RETURNS  June 30, 2005
                                                                SINCE INCEPTION
                                                     1 YEAR        11/17/03
                                                      -----     --------------
  COUNTRY VP Bond Fund (11/17/03)(1)<F25>              5.46%          3.58%
  Merrill Lynch U.S. Domestic Master
    Bond Index(2)<F26>                                 6.97%          4.61%
  Lipper Intermediate Investment Grade
    Fund Average(3)<F27>                               6.44%          7.12%
  -------------
(1)<F25> Performance would have been lower if returns had taken insurance charges into account.
(2)<F26> The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
(3)<F27> The Lipper Intermediate Investment Grade Fund Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

  TEN LARGEST HOLDINGS (excludes short-term investments)  June 30, 2005

                                                    VALUE      PERCENT OF FUND
                                                    -----      ---------------
  U.S. Treasury Note, 3.375%, 11/15/08            $1,979,766         12.71%
  Federal Home Loan Bank, 4.000%, 07/02/15           491,475          3.15%
  Government National Mortgage Association,
    5.000%, 07/15/33                                 484,612          3.11%
  Federal Home Loan Mortgage Corp.,
    4.000%, 11/15/18                                 472,851          3.03%
  U.S. Treasury Inflation Index Note,
    3.000%, 07/15/12                                 472,211          3.03%
  Wachovia Bank Commercial Mortgage Trust,
    4.445%, 11/15/35                                 450,869          2.89%
  JP Morgan Chase Commercial Mortgage,
    5.050%, 12/12/34                                 310,958          1.99%
  U.S. Treasury Note, 4.250%, 11/15/13               307,324          1.97%
  U.S. Treasury Bond, 7.500%, 11/15/16               262,133          1.68%
  Federal Home Loan Mortgage Corp.,
    4.500%, 01/15/14                                 255,102          1.64%
                                                  ----------         ------
                                                  $5,487,301         35.20%
                                                  ----------         ------
                                                  ----------         ------

COUNTRY VP MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2005 (unaudited)

COUNTRY VP GROWTH FUND
                                                SHARES              VALUE
                                                ------              -----
COMMON STOCK -- 87.76%
CONSUMER DISCRETIONARY -- 10.83%
Dollar General Corporation                        4,900         $    99,764
Gentex Corporation                               13,200             240,240
The Home Depot, Inc.                              2,900             112,810
Jones Apparel Group, Inc.                         3,600             111,744
Kohl's Corporation*<F28>                          2,300             128,593
Newell Rubbermaid Inc.                            5,200             123,968
Target Corporation                                2,400             130,584
The TJX Companies, Inc.                           4,400             107,140
Tribune Company                                   3,400             119,612
Williams-Sonoma, Inc.*<F28>                       3,000             118,710
                                                                -----------
                                                                  1,293,165
                                                                -----------
CONSUMER STAPLES -- 11.33%
Altria Group, Inc.                                2,550             164,883
The Coca-Cola Company                             3,200             133,600
CVS Corporation                                   4,600             133,722
Kimberly-Clark Corporation                        3,200             200,288
The Procter & Gamble Company                      3,700             195,175
Sara Lee Corporation                              6,500             128,765
Sysco Corporation                                 3,100             112,189
Unilever NV -- NYS                                1,500              97,245
Wal-Mart Stores, Inc.                             3,900             187,980
                                                                -----------
                                                                  1,353,847
                                                                -----------
ENERGY -- 11.90%
Apache Corporation                                4,000             258,400
Chevron Corporation                               2,800             156,576
ConocoPhillips                                    3,400             195,466
Diamond Offshore Drilling, Inc.                   3,500             187,005
Exxon Mobil Corporation                           4,200             241,374
Halliburton Company                               5,000             239,100
Schlumberger Limited (1)<F29>                     1,900             144,286
                                                                -----------
                                                                  1,422,207
                                                                -----------
FINANCE -- 12.57%
ACE Limited (1)<F29>                              2,700             121,095
The Allstate Corporation                          2,700             161,325
American Express Company                          2,600             138,398
American International Group, Inc.                3,000             174,300
The Bank of New York Company, Inc.                3,300              94,974
Citigroup Inc.                                    4,700             217,281
JPMorgan Chase & Co.                              3,960             139,867
MBNA Corporation                                  4,100             107,256
Washington Mutual, Inc.                           3,700             150,553
Wells Fargo & Company                             3,200             197,056
                                                                -----------
                                                                  1,502,105
                                                                -----------
HEALTH -- 13.87%
Abbott Laboratories                               3,650             178,886
Amgen Inc.*<F28>                                  1,700             102,782
Baxter International Inc.                         3,900             144,690
Boston Scientific Corporation*<F28>               3,600              97,200
Bristol-Myers Squibb Company                      4,000              99,920
Forest Laboratories, Inc.*<F28>                   2,000              77,700
Johnson & Johnson                                 2,900             188,500
McKesson Corporation                              2,400             107,496
Medco Health Solutions, Inc.*<F28>                3,500             186,760
Medtronic, Inc.                                   2,000             103,580
Pfizer Inc.                                       7,600             209,608
Quest Diagnostics Incorporated                    3,000             159,810
                                                                -----------
                                                                  1,656,932
                                                                -----------
INDUSTRIAL -- 11.55%
3M                                                1,400             101,220
American Power Conversion Corporation             5,700             134,463
CANON INC. -- ADR                                 3,400             178,942
Caterpillar Inc.                                  1,950             185,855
Emerson Electric Co.                              1,600             100,208
FedEx Corp.                                       1,500             121,515
General Electric Company                          9,700             336,105
Masco Corporation                                 4,000             127,040
Rockwell Automation, Inc.                         1,950              94,985
                                                                -----------
                                                                  1,380,333
                                                                -----------
MATERIALS -- 2.16%
Alcoa Inc.                                        3,900             101,907
Newmont Mining Corporation                        4,000             156,120
                                                                -----------
                                                                    258,027
                                                                -----------
TECHNOLOGY -- 8.68%
Analog Devices, Inc.                              2,100              78,351
Cisco Systems, Inc.*<F28>                         6,500             124,215
Intel Corporation                                 6,200             161,572
International Business Machines Corporation       1,300              96,460
International Rectifier Corporation*<F28>         2,775             132,423
Microsoft Corporation                             9,100             226,044
Nokia Oyj -- ADR                                  8,700             144,768
QUALCOMM Inc.                                     2,200              72,622
                                                                -----------
                                                                  1,036,455
                                                                -----------
TELECOMMUNICATIONS -- 2.35%
ALLTEL Corporation                                2,400             149,472
Verizon Communications Inc.                       3,800             131,290
                                                                -----------
                                                                    280,762
                                                                -----------
UTILITIES -- 2.52%
Duke Energy Corporation                           3,300              98,109
Nicor Inc.                                        2,500             102,925
Progress Energy, Inc.                             2,200              99,528
                                                                -----------
                                                                    300,562
                                                                -----------
TOTAL COMMON STOCK
  (cost $9,255,981)                                              10,484,395
                                                                -----------
                                          PRINCIPAL AMOUNT
                                          ----------------
COMMERCIAL PAPER -- 4.20%
Prudential Funding Corp.
  3.000%, 07/01/05                             $502,000             502,000
                                                                -----------
TOTAL COMMERCIAL PAPER
  (cost $502,000)                                                   502,000
                                                                -----------
                                                SHARES
                                                ------
MONEY MARKET FUNDS -- 8.05%
Federated Prime Obligations Fund --
  Institutional Shares                          381,570             381,570
Janus Money Market Fund --
  Institutional Shares                          580,000             580,000
                                                                -----------
TOTAL MONEY MARKET FUNDS
  (cost $961,570)                                                   961,570
                                                                -----------
TOTAL INVESTMENTS -- 100.01%
  (cost $10,719,551)                                             11,947,965
                                                                -----------
LIABILITIES LESS OTHER ASSETS -- (0.01)%                            (1,189)
                                                                -----------
NET ASSETS -- 100.00%                                           $11,946,776
                                                                -----------
                                                                -----------
*<F28>    Non-income producing.
(1)<F29>  Foreign Security.
NYS -- New York Shares.
ADR -- American Depositary Receipt.

                       See notes to financial statements.

COUNTRY VP MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2005 (unaudited)

COUNTRY VP BALANCED FUND
                                                SHARES              VALUE
                                                ------              -----
COMMON STOCK -- 61.97%
CONSUMER DISCRETIONARY -- 7.44%
Dollar General Corporation                        3,000         $    61,080
Gentex Corporation                                5,200              94,640
Harley-Davidson, Inc.                             1,100              54,560
The Home Depot, Inc.                              2,600             101,140
Jones Apparel Group, Inc.                         2,300              71,392
Kohl's Corporation*<F30>                          1,300              72,683
Newell Rubbermaid Inc.                            2,600              61,984
Target Corporation                                1,900             103,379
The TJX Companies, Inc.                           2,400              58,440
Tribune Company                                   2,000              70,360
Williams-Sonoma, Inc.*<F30>                       1,600              63,312
                                                                -----------
                                                                    812,970
                                                                -----------
CONSUMER STAPLES -- 7.25%
Altria Group, Inc.                                1,500              96,990
The Coca-Cola Company                             2,100              87,675
CVS Corporation                                   3,400              98,838
Kimberly-Clark Corporation                        1,900             118,921
The Procter & Gamble Company                      2,200             116,050
Sara Lee Corporation                              4,100              81,221
Sysco Corporation                                 2,100              75,999
Wal-Mart Stores, Inc.                             2,400             115,680
                                                                -----------
                                                                    791,374
                                                                -----------
ENERGY -- 7.46%
Apache Corporation                                2,400             155,040
ConocoPhillips                                    2,600             149,474
Diamond Offshore Drilling, Inc.                   2,300             122,889
Exxon Mobil Corporation                           2,500             143,675
Halliburton Company                               3,500             167,370
Schlumberger Limited (1)<F31>                     1,000              75,940
                                                                -----------
                                                                    814,388
                                                                -----------
FINANCE -- 10.01%
ACE Limited (1)<F31>                              1,900              85,215
The Allstate Corporation                          1,600              95,600
American Express Company                          1,600              85,168
American International Group, Inc.                1,900             110,390
Bank of America Corporation                       2,400             109,464
The Bank of New York Company, Inc.                3,000              86,340
Citigroup Inc.                                    2,900             134,067
JPMorgan Chase & Co.                              1,980              69,934
MBNA Corporation                                  3,400              88,944
Washington Mutual, Inc.                           2,100              85,449
Wells Fargo & Company                             2,300             141,634
                                                                -----------
                                                                  1,092,205
                                                                -----------
HEALTH -- 9.40%
Abbott Laboratories                               2,500             122,525
Amgen Inc.*<F30>                                  1,000              60,460
Baxter International Inc.                         2,000              74,200
Boston Scientific Corporation*<F30>               2,200              59,400
Bristol-Myers Squibb Company                      2,700              67,446
Forest Laboratories, Inc.*<F30>                   1,400              54,390
Johnson & Johnson                                 2,100             136,500
McKesson Corporation                              1,500              67,185
Medco Health Solutions, Inc.*<F30>                2,300             122,728
Medtronic, Inc.                                   1,200              62,148
Pfizer Inc.                                       4,100             113,078
Quest Diagnostics Incorporated                    1,600              85,232
                                                                -----------
                                                                  1,025,292
                                                                -----------
INDUSTRIAL -- 7.83%
3M Co.                                            1,300              93,990
American Power Conversion Corporation             3,600              84,924
CANON INC. -- ADR                                 1,600              84,208
Caterpillar Inc.                                  1,000              95,310
Emerson Electric Co.                              1,300              81,419
FedEx Corp.                                         900              72,909
General Electric Company                          6,100             211,365
Masco Corporation                                 2,400              76,224
Rockwell Automation, Inc.                         1,100              53,581
                                                                -----------
                                                                    853,930
                                                                -----------
MATERIALS -- 1.62%
Alcoa Inc.                                        3,200              83,616
Newmont Mining Corporation                        2,400              93,672
                                                                -----------
                                                                    177,288
                                                                -----------
TECHNOLOGY -- 7.20%
Cisco Systems, Inc.*<F30>                         5,500             105,105
First Data Corporation                            2,200              88,308
Intel Corporation                                 4,200             109,452
International Business Machines Corporation       1,100              81,620
International Rectifier Corporation*<F30>         2,200             104,984
Microsoft Corporation                             6,700             166,428
Nokia Oyj -- ADR                                  5,400              89,856
QUALCOMM Inc.                                     1,200              39,612
                                                                -----------
                                                                    785,365
                                                                -----------
TELECOMMUNICATIONS -- 1.50%
ALLTEL Corporation                                1,400              87,192
Verizon Communications Inc.                       2,200              76,010
                                                                -----------
                                                                    163,202
                                                                -----------
UTILITIES -- 2.26%
Duke Energy Corporation                           3,500             104,055
Nicor Inc.                                        1,600              65,872
Progress Energy, Inc.                             1,700              76,908
                                                                -----------
                                                                    246,835
                                                                -----------
TOTAL COMMON STOCK
  (cost $5,971,911)                                               6,762,849
                                                                -----------
                                           PRINCIPAL AMOUNT
                                           ----------------
BONDS AND NOTES -- 31.76%
ASSET BACKED -- 2.16%
Citibank Credit Card Issuance Trust
  4.150%, 07/07/17                             $ 50,000              49,269
Consumers Funding LLC
  3.800%, 04/20/08                               37,799              37,779
Fleet Credit Card Master Trust II
  2.400%, 07/15/08                              150,000             148,864
                                                                -----------
                                                                    235,912
                                                                -----------
CONSUMER STAPLES -- 0.46%
Wal-Mart Stores, Inc.
  4.125%, 02/15/11                               50,000              49,747
                                                                -----------
FINANCE -- 3.64%
American Honda Finance Corporation
  4.500%, 05/26/09 (Cost $49,894,
  Acquired 05/18/04) (4)<F34>                    50,000              50,506
General Electric Capital Corporation:
  4.250%, 12/01/10                              100,000              99,627
  3.000%, 06/27/18 (3)<F33>                      50,000              46,050
HSBC Finance Corporation
  4.125%, 12/15/08                              100,000              99,358
Toyota Motor Credit Corporation
  4.350%, 12/15/10                              100,000             101,158
                                                                -----------
                                                                    396,699
                                                                -----------
MORTGAGE BACKED -- 13.75%
Federal Home Loan Bank
  4.840%, 01/25/12                               47,747              48,344
Federal Home Loan Mortgage Corp.:
  6.500%, 03/01/15                               75,757              78,846
  4.000%, 11/15/18                              200,000             189,141
  5.000%, 11/15/18                               75,000              76,723
  5.000%, 10/15/31                               50,000              50,087
  7.000%, 07/25/32                               62,933              66,007
Federal National Mortgage Association:
  5.000%, 02/01/14                               74,447              75,968
  5.500%, 02/01/33                               94,291              95,694
  6.500%, 02/25/44                               62,508              65,688
  6.500%, 05/25/44                               55,073              57,627
Government National Mortgage Association:
  4.500%, 05/20/14                               82,588              82,914
  4.116%, 03/16/19                               49,024              48,730
  6.000%, 02/15/32                               55,588              57,401
  7.000%, 07/15/32                               67,790              71,801
JP Morgan Chase Commercial Mortgage
  5.050%, 12/12/34                              100,000             103,653
Mortgage IT Trust
  4.250%, 02/25/35 (3)<F33>                      48,373              47,768
Nomura Asset Acceptance Corporation
  6.500%, 10/25/34                               37,788              38,984
Wachovia Bank Commercial Mortgage Trust:
  4.445%, 11/15/35                              125,000             125,242
  5.411%, 07/15/41                               75,000              78,925
Wells Fargo Mortgage Backed Securities Trust
  4.453%, 10/25/33                               41,162              40,558
                                                                -----------
                                                                  1,500,101
                                                                -----------
TELEPHONE UTILITY -- 0.47%
GTE South, Inc.
  6.000%, 02/15/08                               50,000              51,652
                                                                -----------
U.S. GOVERNMENT AGENCIES (5)<F35> -- 5.41%
Federal Home Loan Bank:
  2.750%, 04/05/07 (3)<F33>                      50,000              49,087
  3.000%, 03/30/11 (3)<F33>                      50,000              49,892
  4.000%, 07/02/15 (3)<F33>                     150,000             147,443
  4.000%, 06/26/18 (3)<F33>                      50,000              48,977
  4.250%, 07/17/18 (3)<F33>                      50,000              48,458
  4.250%, 07/23/18 (3)<F33>                      75,000              72,674
Federal Home Loan Mortgage Corp.
  4.500%, 01/15/14                               75,000              76,531
New Valley Generation IV
  4.687%, 01/15/22                               96,061              97,515
                                                                -----------
                                                                    590,577
                                                                -----------
U.S. GOVERNMENT OBLIGATIONS -- 5.87%
U.S. Treasury Bond:
  7.500%, 11/15/16                               50,000              65,533
U.S. Treasury Note:
  6.875%, 05/15/06                              100,000             102,867
  3.125%, 05/15/07                               50,000              49,527
  2.750%, 08/15/07                               50,000              49,078
  2.625%, 05/15/08                               50,000              48,588
  3.875%, 05/15/09                              100,000             100,578
  3.375%, 01/15/12 (2)<F32>                      54,418              60,767
  3.000%, 07/15/12 (2)<F32>                      53,741              59,026
  1.875%, 07/15/13 (2)<F32>                      52,610              53,734
  4.250%, 11/15/13                               50,000              51,221
                                                                -----------
                                                                    640,919
                                                                -----------
TOTAL BONDS AND NOTES
  (cost $3,434,078)                                               3,465,607
                                                                -----------
                                                SHARES
                                                ------
MONEY MARKET FUNDS -- 6.09%
Federated Prime Obligations Fund --
  Institutional Shares                          124,396             124,396
Janus Money Market Fund --
  Institutional Shares                          540,000             540,000
                                                                -----------
TOTAL MONEY MARKET FUNDS
  (cost $664,396)                                                   664,396
                                                                -----------
TOTAL INVESTMENTS -- 99.82%
  (cost $10,070,385)                                             10,892,852
                                                                -----------
OTHER ASSETS LESS LIABILITIES -- 0.18%                               19,437
                                                                -----------
NET ASSETS -- 100.00%                                           $10,912,289
                                                                -----------
                                                                -----------

*<F30>    Non-income producing.
(1)<F31>  Foreign Security.
(2)<F32>  United States Treasury Inflation Index Note.
(3)<F33>  Variable rate security.  The rate shown is in effect on June 30, 2005.
(4)<F34>  Restricted under Rule 144A of the Securities Act of 1933.
(5)<F35> The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
ADR -- American Depositary Receipt.

                       See notes to financial statements.

COUNTRY VP MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2005 (unaudited)

COUNTRY VP SHORT-TERM BOND FUND
                                                   PRINCIPAL
                                                     AMOUNT         VALUE
                                                   ---------        -----
BONDS AND NOTES -- 86.34%
ASSET BACKED -- 12.56%
Americredit Automobile Receivables Trust
  4.610%, 01/12/09                                $   76,055    $    76,398
Bank One Issuance Trust
  3.250%, 10/15/09 (2)<F37>                          500,000        500,215
Capital Auto Receivables Asset Trust
  2.920%, 04/15/08                                   325,127        323,234
Citibank Credit Card Issuance Trust
  2.700%, 01/15/08                                   100,000         99,428
Consumers Funding, LLC
  3.800%, 04/20/08                                   136,076        136,006
Fleet Credit Card Master Trust II
  2.400%, 07/15/08                                   350,000        347,350
Ford Credit Auto Owner Trust
  3.130%, 11/15/06                                   252,579        252,141
Structured Asset Securities Corporation
  5.540%, 11/25/32                                   150,000        149,875
                                                                -----------
                                                                  1,884,647
                                                                -----------
CORPORATE BONDS -- 15.42%
Baltimore Gas and Electric Company
  6.730%, 06/12/12                                   100,000        111,990
FPL Group Capital Inc.
  4.086%, 02/16/07                                   150,000        149,954
General Electric Capital Corporation
  3.500%, 08/15/07                                   300,000        296,480
General Motors Acceptance Corporation
  5.625%, 05/15/09                                   100,000         93,649
GTE South, Inc.
  6.000%, 02/15/08                                   200,000        206,609
Marshall & Ilsley Bank
  2.900%, 08/18/09                                   245,455        238,275
Merrill Lynch & Co., Inc.
  3.984%, 03/12/07 (2)<F37>                          200,000        199,310
National Rural Utilities Cooperative
  Finance Corporation
  3.000%, 02/15/06                                   300,000        298,625
Nationwide Life Global Fund
  2.750%, 05/15/07 (Cost $299,403,
  Acquired 02/20/04) (1)<F36>                        300,000        292,467
Rowan Companies, Inc.
  5.880%, 03/15/12                                   174,000        181,947
US Central Credit Union
  2.700%, 09/30/09                                   163,636        159,266
US Trade Funding Corporation
  4.260%, 11/15/14 (Cost $82,344,
  Acquired 12/14/04) (1)<F36>                         82,732         82,866
                                                                -----------
                                                                  2,311,438
                                                                -----------
MORTGAGE BACKED -- 40.45%
Federal Home Loan Bank
  4.840%, 01/25/12                                    95,494         96,688
Federal Home Loan Mortgage Corp.:
  2.478%, 05/15/10                                   300,000        294,015
  6.000%, 11/15/11                                   565,985        571,015
  4.500%, 05/01/13                                   339,411        338,429
  6.500%, 03/01/15                                   189,393        197,116
  7.000%, 07/25/32                                   141,599        148,516
Federal National Mortgage Association:
  5.000%, 01/01/11                                   172,740        174,554
  6.000%, 05/01/13                                   375,313        388,378
  4.500%, 06/01/13                                   258,046        258,000
  5.000%, 06/01/13                                   264,826        270,236
  4.000%, 11/01/13                                   248,520        247,344
  5.000%, 02/01/14                                   148,895        151,937
  4.205%, 05/01/34                                   163,557        161,369
  6.500%, 02/25/44                                   125,016        131,376
  6.500%, 05/25/44                                   128,503        134,463
GE Capital Commercial Mortgage Corporation
  4.706%, 05/10/43                                   150,000        152,311
GMAC Commercial Mortgage Securities Inc.
  3.400%, 04/10/40                                   347,212        341,666
Government National Mortgage Association:
  4.104%, 03/16/18                                   359,005        357,040
  4.116%, 03/16/19                                   147,074        146,189
  4.130%, 02/16/27                                   247,671        245,875
Master Adjustable Rate Mortgage Trust
  3.818%, 04/21/34                                   136,380        134,448
Master Alternative Loan Trust
  5.000%, 07/01/35                                   100,000        101,000
Mortgage IT Trust
  4.250%, 02/25/35 (2)<F37>                           96,746         95,537
Nomura Asset Acceptance Corporation
  6.500%, 10/25/34                                   113,364        116,954
Salomon Brothers Mortgage Securities VII
  3.222%, 03/18/36                                   234,034        231,698
Washington Mutual:
  4.137%, 01/25/33                                   135,136        135,129
  3.177%, 09/25/33                                   225,000        222,260
Wells Fargo Mortgage Backed Securities Trust:
  5.500%, 02/25/18                                   100,000        100,286
  4.453%, 10/25/33                                   123,486        121,673
                                                                -----------
                                                                  6,065,502
                                                                -----------
U.S. GOVERNMENT AGENCIES (3)<F38> -- 10.61%
Federal Home Loan Bank:
  2.750%, 04/05/07 (2)<F37>                          200,000        196,347
  3.250%, 11/27/09 (2)<F37>                          150,000        148,841
  3.000%, 03/30/11 (2)<F37>                          200,000        199,570
  3.500%, 01/30/14 (2)<F37>                          200,000        198,774
  4.000%, 02/27/14 (2)<F37>                          200,000        199,472
Federal Home Loan Mortgage Corp.:
  2.375%, 02/15/07                                   250,000        244,441
Federal National Mortgage Association
  3.125%, 07/15/06                                   150,000        149,108
Overseas Private Investment:
  2.410%, 06/15/09                                   171,183        168,970
  3.420%, 01/15/15                                    88,594         85,474
                                                                -----------
                                                                  1,590,997
                                                                -----------
U.S. GOVERNMENT OBLIGATIONS -- 7.30%
U.S. Treasury Note
  1.625%, 10/31/05                                 1,100,000      1,094,070
                                                                -----------
                                                                  1,094,070
                                                                -----------
TOTAL BONDS AND NOTES
  (cost $13,073,497)                                             12,946,654
                                                                -----------
COMMERCIAL PAPER -- 4.40%
General Electric Capital Corporation:
  3.080%, 07/07/05                                   404,000        403,793
  3.100%, 07/11/05                                   256,000        255,779
                                                                -----------
TOTAL COMMERCIAL PAPER
  (cost $659,572)                                                   659,572
                                                                -----------
MONEY MARKET FUNDS -- 9.59%
Federated Prime Obligations Fund --
  Institutional Shares                               695,788        695,788
Janus Institutional Money Market Fund --
  Institutional Shares                               741,766        741,766
                                                                -----------
TOTAL MONEY MARKET FUNDS
  (cost $1,437,554)                                               1,437,554
                                                                -----------
TOTAL INVESTMENTS -- 100.33%
  (cost $15,170,623)                                             15,043,780
                                                                -----------
LIABILITIES LESS OTHER ASSETS -- (0.33)%                            (49,214)
                                                                -----------
NET ASSETS -- 100.00%                                           $14,994,566
                                                                -----------
                                                                -----------
(1)<F36>  Restricted under Rule 144A of the Securities Act of 1933.
(2)<F37>  Variable rate security.  The rate shown is in effect on June 30, 2005.
(3)<F38> The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

                       See notes to financial statements.

COUNTRY VP MUTUAL FUNDS -- SCHEDULE OF INVESTMENTS June 30, 2005 (unaudited)

COUNTRY VP BOND FUND
                                                   PRINCIPAL
                                                    AMOUNT          VALUE
                                                  ----------        -----
BONDS AND NOTES -- 86.08%
ASSET BACKED -- 3.62%
Citibank Credit Card Issuance Trust
  4.150%, 07/07/17                                $   75,000    $    73,904
Consumers Funding, LLC
  3.800%, 04/20/08                                   128,516        128,450
Fleet Credit Card Master Trust II
  2.400%, 07/15/08                                   150,000        148,864
PG&E Energy Recovery Funding LLC
  4.470%, 12/25/14                                   100,000        101,141
TXU Electric Delivery Transition
  Bond Company LLC
  3.520%, 11/15/11                                   113,958        112,688
                                                                -----------
                                                                    565,047
                                                                -----------
CORPORATE BONDS -- 12.30%
American Honda Finance Corporation
  4.500%, 05/26/09 (Cost $99,787,
  Acquired 05/18/04) (2)<F40>                        100,000        101,011
Baltimore Gas and Electric Company
  6.730%, 06/12/12                                   100,000        111,990
General Electric Capital Corporation:
  4.250%, 12/01/10                                   200,000        199,255
  3.000%, 06/27/18 (3)<F41>                          250,000        230,250
GTE South, Inc.
  6.000%, 02/15/08                                   200,000        206,609
HSBC Finance Corporation
  4.125%, 12/15/08                                   200,000        198,716
Ingersoll-Rand Company Ltd.
  6.230%, 11/19/27                                   150,000        175,859
Merck & Co. Inc.
  5.760%, 05/03/37                                    75,000         82,671
Perforadora Centrale
  5.240%, 12/15/18 (4)<F42>                           90,001         93,823
Toyota Motor Credit Corporation
  4.350%, 12/15/10                                   200,000        202,315
Vessel Management Services Inc.
  4.960%, 11/15/27                                    90,000         91,718
Wal-Mart Stores, Inc.
  4.125%, 02/15/11                                   225,000        223,863
                                                                -----------
                                                                  1,918,080
                                                                -----------
MORTGAGE BACKED -- 34.33%
Federal Home Loan Bank
  4.840%, 01/25/12                                    95,494         96,688
Federal Home Loan Mortgage Corp.:
  6.500%, 03/01/15                                   189,393        197,116
  4.000%, 11/15/18                                   500,000        472,851
  5.000%, 11/15/18                                   200,000        204,595
  5.000%, 10/15/31                                   150,000        150,260
Federal National Mortgage Association:
  5.000%, 02/01/14                                   223,342        227,905
  5.500%, 02/01/33                                   169,724        172,250
  6.500%, 02/25/44                                   125,016        131,376
  6.500%, 05/25/44                                   128,503        134,463
GE Capital Commercial Mortgage Corporation:
  4.706%, 05/10/43                                   150,000        152,311
GMAC Commercial Mortgage Securities Inc.
  3.400%, 04/10/40                                   231,475        227,778
Government National Mortgage Association:
  4.500%, 05/20/14                                   206,471        207,286
  5.500%, 10/20/15                                   217,910        225,980
  4.104%, 03/16/18                                   191,469        190,421
  4.116%, 03/16/19                                   147,073        146,189
  4.031%, 01/16/21                                   197,370        195,470
  6.000%, 12/15/31                                   121,537        125,513
  6.000%, 02/15/32                                   166,764        172,202
  7.000%, 07/15/32                                   135,581        143,603
  5.000%, 07/15/33                                   480,202        484,612
JP Morgan Chase Commercial Mortgage
  5.050%, 12/12/34                                   300,000        310,958
Mortgage IT Trust
  4.250%, 02/25/35 (3)<F41>                           96,746         95,537
Nomura Asset Acceptance Corporation:
  6.500%, 03/25/34                                    63,361         65,480
  6.500%, 10/25/34                                   113,364        116,954
Vendee Mortgage Trust
  5.750%, 11/15/32                                    50,000         53,789
Wachovia Bank Commercial Mortgage Trust:
  4.445%, 11/15/35                                   450,000        450,869
  5.411%, 07/15/41                                    75,000         78,925
Wells Fargo Mortgage Backed Securities Trust
  4.453%, 10/25/33                                   123,486        121,673
                                                                -----------
                                                                  5,353,054
                                                                -----------
U.S. GOVERNMENT AGENCIES (5)<F43> -- 12.00%
Federal Home Loan Bank:
  3.250%, 11/27/09 (3)<F41>                          150,000        148,841
  3.500%, 01/30/14 (3)<F41>                          100,000         99,387
  4.000%, 07/02/15 (3)<F41>                          500,000        491,475
  4.000%, 03/30/16 (3)<F41>                           50,000         49,392
  4.250%, 06/19/18 (3)<F41>                          100,000         98,209
  4.000%, 06/26/18 (3)<F41>                          175,000        171,419
  4.000%, 06/26/18 (3)<F41>                          150,000        146,751
  4.000%, 07/09/18 (3)<F41>                          100,000         96,642
  4.250%, 07/17/18 (3)<F41>                          120,000        116,299
Federal Home Loan Mortgage Corp.
  4.500%, 01/15/14                                   250,000        255,102
Federal National Mortgage Association
  3.125%, 07/15/06                                   100,000         99,406
New Valley Generation IV
  4.687%, 01/15/22                                    96,061         97,515
                                                                -----------
                                                                  1,870,438
                                                                -----------
U.S. GOVERNMENT OBLIGATIONS -- 23.83%
U.S. Treasury Bond:
  7.500%, 11/15/16                                   200,000        262,133
  2.375%, 01/15/25 (1)<F39>                          102,523        112,227
  5.375%, 02/15/31                                    50,000         59,000
U.S. Treasury Note:
  3.375%, 11/15/08                                 2,000,000      1,979,766
  3.875%, 05/15/09                                    50,000         50,289
  3.000%, 07/15/12 (1)<F39>                          429,924        472,211
  1.875%, 07/15/13 (1)<F39>                          105,220        107,468
  4.250%, 11/15/13                                   300,000        307,324
  2.000%, 01/15/14 (1)<F39>                          156,882        161,595
  4.250%, 11/15/14                                   100,000        102,348
  4.000%, 02/15/15                                   100,000        100,355
                                                                -----------
                                                                  3,714,716
                                                                -----------
TOTAL BONDS AND NOTES
  (cost $13,309,814)                                             13,421,335
                                                                -----------
COMMERCIAL PAPER -- 4.88%
General Electric Capital Corporation
  3.080%, 07/07/05                                   761,000        760,609
                                                                -----------
TOTAL COMMERCIAL PAPER
  (cost $760,609)                                                   760,609
                                                                -----------
MONEY MARKET FUNDS -- 8.58%
Federated Prime Obligations Fund --
  Institutional Shares                               578,051        578,051
Janus Institutional Money Market Fund --
  Institutional Shares                               760,000        760,000
                                                                -----------
TOTAL MONEY MARKET FUNDS
  (cost $1,338,051)                                               1,338,051
                                                                -----------
TOTAL INVESTMENTS -- 99.54%
  (cost $15,408,474)                                             15,519,995
                                                                -----------
OTHER ASSETS LESS LIABILITIES -- 0.46%                               71,096
                                                                -----------
NET ASSETS -- 100.00%                                           $15,591,091
                                                                -----------
                                                                -----------
(1)<F39>  United States Treasury Inflation Index Bond or Note.
(2)<F40>  Restricted under Rule 144A of the Securities Act of 1933.
(3)<F41>  Variable rate security.  The rate shown is in effect on June 30, 2005.
(4)<F42>  Foreign security.
(5)<F43> The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

                       See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES June 30, 2005 (unaudited)


                                                        COUNTRY VP          COUNTRY VP         COUNTRY VP         COUNTRY VP
                                                          GROWTH             BALANCED          SHORT-TERM            BOND
                                                           FUND                FUND             BOND FUND            FUND
                                                        ----------          ----------         ----------         ----------
ASSETS:
  Investments in securities:
    At cost                                             $10,719,551        $10,070,385         $15,170,623        $15,408,474
                                                        -----------        -----------         -----------        -----------
                                                        -----------        -----------         -----------        -----------
    At value                                            $11,947,965        $10,892,852         $15,043,780        $15,519,995
  Cash                                                           --                650               1,300              1,259
  Receivable from Advisor                                        --                 --               1,704              1,749
  Dividends receivable                                       15,747              9,899                  --                 --
  Interest receivable                                         2,413             27,112              72,613             92,215
  Prepaid expenses and other assets                             839                663               1,213              1,232
                                                        -----------        -----------         -----------        -----------
    Total assets                                         11,966,964         10,931,176          15,120,610         15,616,450
                                                        -----------        -----------         -----------        -----------
LIABILITIES:
  Payable for investment securities purchased                    --                 --             101,498                 --
  Payable to Advisor                                          1,325                486                  --                 --
  Accrued expenses and other liabilities                     18,863             18,401              24,546             25,359
                                                        -----------        -----------         -----------        -----------
    Total liabilities                                        20,188             18,887             126,044             25,359
                                                        -----------        -----------         -----------        -----------
NET ASSETS                                              $11,946,776        $10,912,289         $14,994,566        $15,591,091
                                                        -----------        -----------         -----------        -----------
                                                        -----------        -----------         -----------        -----------
NET ASSETS CONSIST OF:
  Paid in capital                                        10,647,754         10,123,484          15,159,636         15,507,525
  Undistributed net investment income                        63,694                 --                  --                 --
  Accumulated net realized gain (loss) on investments         6,914            (33,662)            (38,227)           (27,955)
  Net unrealized appreciation/depreciation
    on investment securities                              1,228,414            822,467            (126,843)           111,521
                                                        -----------        -----------         -----------        -----------
    Total -- representing net assets applicable
    to outstanding capital stock                        $11,946,776        $10,912,289         $14,994,566        $15,591,091
                                                        -----------        -----------         -----------        -----------
                                                        -----------        -----------         -----------        -----------
  Net assets                                            $11,946,776        $10,912,289         $14,994,566        $15,591,091
  Shares outstanding                                      1,059,312          1,011,957           1,517,624          1,551,563
  Net asset value, redemption price
    and offering price per share                        $     11.28        $     10.78         $      9.88        $     10.05



                       See notes to financial statements.

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2005 (unaudited)



                                                          COUNTRY VP          COUNTRY VP         COUNTRY VP         COUNTRY VP
                                                            GROWTH             BALANCED          SHORT-TERM            BOND
                                                             FUND                FUND             BOND FUND            FUND
                                                          ----------          ----------         ----------         ----------
INVESTMENT INCOME:
  Dividends*<F44>                                          $ 98,439           $ 63,335            $     --           $     --
  Interest                                                   16,944             82,335             246,427            312,513
                                                           --------           --------            --------           --------
    Total investment income                                 115,383            145,670             246,427            312,513
                                                           --------           --------            --------           --------
EXPENSES:
  Investment advisory fees (Note F)                          43,074             40,068              37,051             57,010
  Transfer agent fees                                         2,272              2,172               2,896              2,996
  Professional fees                                          12,775             12,111              16,634             17,059
  Printing                                                      443                443                 543                643
  Custody fees                                                1,182              1,164               1,543              1,508
  Administration fees                                        12,629             11,742              16,207             16,569
  Accounting fees                                            12,263             14,460              16,928             17,752
  Miscellaneous fees                                            362                362                 462                362
  Insurance                                                     643                543                 905                905
  Trustee's fees                                                282                281                 362                362
  Registration fees                                             382                282                 382                382
                                                           --------           --------            --------           --------
    Total expenses                                           86,307             83,628              93,913            115,548
    Less: Expenses waived (Note F)                          (34,618)           (35,546)            (42,041)           (62,339)
                                                           --------           --------            --------           --------
    Net expenses                                             51,689             48,082              51,872             53,209
                                                           --------           --------            --------           --------
NET INVESTMENT INCOME                                        63,694             97,588             194,555            259,304
                                                           --------           --------            --------           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                    39,339            (11,473)             (2,626)           (19,649)
  Net change in unrealized appreciation / depreciation
    on investments                                           (6,855)            31,328             (51,389)            52,811
                                                           --------           --------            --------           --------
  Net realized and unrealized gain (loss)
    on investments                                           32,484             19,855             (54,015)            33,162
                                                           --------           --------            --------           --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $ 96,178           $117,443            $140,540           $292,466
                                                           --------           --------            --------           --------
                                                           --------           --------            --------           --------
*<F44> Net of foreign taxes withheld of                    $    677           $     34            $     --           $     --
                                                           --------           --------            --------           --------
                                                           --------           --------            --------           --------


See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                              COUNTRY VP GROWTH FUND               COUNTRY VP BALANCED FUND
                                                          -----------------------------          -----------------------------
                                                          SIX MONTHS                             SIX MONTHS
                                                             ENDED           YEAR ENDED             ENDED           YEAR ENDED
                                                            6/30/05           12/31/04             6/30/05           12/31/04
                                                          ----------         ----------          ----------         ----------
OPERATIONS:
  Net investment income                                 $    63,694        $   128,280         $    97,588        $   196,767
  Net realized gain (loss) on investments                    39,339             66,568            (11,473)             77,403
  Net change in unrealized appreciation / depreciation
    on investments                                           (6,855)           627,518              31,328            421,385
                                                        -----------        -----------         -----------        -----------
  Net increase in net assets resulting from operations       96,178            822,366             117,443            695,555
                                                        -----------        -----------         -----------        -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE B):
  Net investment income                                          --           (128,282)           (100,305)          (211,855)
  Net realized gains on investments                              --            (98,997)                 --            (88,565)
                                                        -----------        -----------         -----------        -----------
  Total distributions                                            --           (227,279)           (100,305)          (300,420)
                                                        -----------        -----------         -----------        -----------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C)                329,928            317,846              52,358             73,731
                                                        -----------        -----------         -----------        -----------
  Total increase in net assets                              426,106            912,933              69,496            468,866
NET ASSETS:
  Beginning of period                                    11,520,670         10,607,737          10,842,793         10,373,927
                                                        -----------        -----------         -----------        -----------
  End of period*<F45>                                   $11,946,776        $11,520,670         $10,912,289        $10,842,793
                                                        -----------        -----------         -----------        -----------
                                                        -----------        -----------         -----------        -----------
  *<F45> Including undistributed net
    investment income of                                $    63,694        $        --         $        --        $       112
                                                        -----------        -----------         -----------        -----------
                                                        -----------        -----------         -----------        -----------



                                                          COUNTRY VP SHORT-TERM BOND FUND            COUNTRY VP BOND FUND
                                                          -------------------------------        -----------------------------
                                                          SIX MONTHS                             SIX MONTHS
                                                            ENDED              YEAR ENDED          ENDED            YEAR ENDED
                                                           6/30/05              12/31/04          6/30/05            12/31/04
                                                          ---------            ----------        ---------          ----------
OPERATIONS:
  Net investment income                                 $   194,555        $   304,443         $   259,304        $   437,415
  Net realized gain (loss) on investments                    (2,626)            (3,843)            (19,649)            38,303
  Net change in unrealized appreciation / depreciation
    on investments                                          (51,389)          (105,431)             52,811             46,544
                                                        -----------        -----------         -----------        -----------
  Net increase in net assets resulting from operations      140,540            195,169             292,466            522,262
                                                        -----------        -----------         -----------        -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (NOTE B):
  Net investment income                                    (210,161)          (335,590)           (269,408)          (473,542)
  Net realized gains on investments                              --                 --                  --             (9,334)
                                                        -----------        -----------         -----------        -----------
  Total distributions                                      (210,161)          (335,590)           (269,408)          (482,876)
                                                        -----------        -----------         -----------        -----------
CAPITAL STOCK TRANSACTIONS -- (NET) (NOTE C)                118,612             56,068             315,730            201,654
                                                        -----------        -----------         -----------        -----------
  Total increase (decrease) in net assets                    48,991            (84,353)            338,788            241,040
NET ASSETS:
  Beginning of period                                    14,945,575         15,029,928          15,252,303         15,011,263
                                                        -----------        -----------         -----------        -----------
  End of period*<F46>                                   $14,994,566        $14,945,575         $15,591,091        $15,252,303
                                                        -----------        -----------         -----------        -----------
                                                        -----------        -----------         -----------        -----------
  *<F46> Including undistributed net
    investment income of                                $        --        $       562         $        --        $       250
                                                        -----------        -----------         -----------        -----------
                                                        -----------        -----------         -----------        -----------

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of capital stock outstanding throughout the period presented.


                                                                             COUNTRY VP GROWTH FUND
                                                        -----------------------------------------------------------------
                                                        SIX MONTHS ENDED                                  FOR THE PERIOD
                                                         JUNE 30, 2005             YEAR ENDED            11/17/03(1)<F47>
                                                          (UNAUDITED)           DECEMBER 31, 2004        THROUGH 12/31/03
                                                        ---------------         -----------------        ----------------
Net asset value, beginning of year                           $ 11.19                  $ 10.61                  $ 10.00
                                                             -------                  -------                  -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                         0.06                     0.13                     0.01
  Net realized and unrealized gains                             0.03                     0.68                     0.61
                                                             -------                  -------                  -------
    Total from investment operations                            0.09                     0.81                     0.62
                                                             -------                  -------                  -------
  LESS DISTRIBUTIONS
  Dividends from net investment income                            --                    (0.13)                   (0.01)
  Distributions from capital gains                                --                    (0.10)                      --
                                                             -------                  -------                  -------
    Total distributions                                           --                    (0.23)                   (0.01)
                                                             -------                  -------                  -------
Net asset value, end of year                                 $ 11.28                  $ 11.19                  $ 10.61
                                                             -------                  -------                  -------
                                                             -------                  -------                  -------
TOTAL INVESTMENT RETURN(2)<F48>                                 0.80%**<F51>             7.60%                    6.20%**<F51>
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                       $11,947                  $11,521                  $10,608
                                                             -------                  -------                  -------
  Ratio of expenses to average net assets:
    Before expense waiver and reimbursement(3)<F49>             1.50%*<F50>              1.41%                    2.07%*<F50>
    After expense waiver and reimbursement(3)<F49>              0.90%*<F50>              0.90%                    0.90%*<F50>
  Ratio of net investment income to average net assets:
    Before expense waiver and reimbursement(3)<F49>             0.51%*<F50>              0.67%                   -0.33%*<F50>
    After expense waiver and reimbursement(3)<F49>              1.11%*<F50>              1.18%                    0.84%*<F50>
Portfolio turnover rate                                         6.19%                   13.18%                    0.00%**<F51>


(1)<F47>  Commencement of operations.
(2)<F48> Performance would have been lower if returns had taken insurance charges into account.
(3)<F49>  Does not include insurance charges.
*<F50>    Annualized.
**<F51>   Not annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of capital stock outstanding throughout the period presented.


                                                                            COUNTRY VP BALANCED FUND
                                                        ------------------------------------------------------------------
                                                        SIX MONTHS ENDED                                   FOR THE PERIOD
                                                         JUNE 30, 2005             YEAR ENDED             11/17/03(1)<F52>
                                                          (UNAUDITED)           DECEMBER 31, 2004         THROUGH 12/31/03
                                                        ----------------        -----------------         ----------------
Net asset value, beginning of year                           $ 10.77                  $ 10.37                  $ 10.00
                                                             -------                  -------                  -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                         0.10                     0.20                     0.02
  Net realized and unrealized gains                             0.01                     0.50                     0.37
                                                             -------                  -------                  -------
    Total from investment operations                            0.11                     0.70                     0.39
                                                             -------                  -------                  -------
  LESS DISTRIBUTIONS
  Dividends from net investment income                         (0.10)                   (0.21)                   (0.02)
  Distributions from capital gains                                --                    (0.09)                      --
                                                             -------                  -------                  -------
    Total distributions                                        (0.10)                   (0.30)                   (0.02)
                                                             -------                  -------                  -------
Net asset value, end of year                                 $ 10.78                  $ 10.77                  $ 10.37
                                                             -------                  -------                  -------
                                                             -------                  -------                  -------
TOTAL INVESTMENT RETURN(2)<F53>                                 1.03%**<F67>             6.84%                    3.88%**<F67>
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                       $10,912                  $10,843                  $10,374
  Ratio of expenses to average net assets:
    Before expense waiver and reimbursement(3)<F54>             1.57%*<F55>              1.45%                    2.16%*<F55>
    After expense waiver and reimbursement(3)<F54>              0.90%*<F55>              0.90%                    0.90%*<F55>
  Ratio of net investment income to average net assets:
    Before expense waiver and reimbursement(3)<F54>             1.16%*<F55>              1.32%                    0.23%*<F55>
    After expense waiver and reimbursement(3)<F54>              1.83%*<F55>              1.87%                    1.49%*<F55>
Portfolio turnover rate                                         6.23%                   23.85%                    9.76%**<F67>


(1)<F52>  Commencement of operations.
(2)<F53> Performance would have been lower if returns had taken insurance charges into account.
(3)<F54>  Does not include insurance charges.
*<F55>    Annualized.
**<F67>   Not annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of capital stock outstanding throughout the period presented.


                                                                          COUNTRY VP SHORT-TERM BOND FUND
                                                         -----------------------------------------------------------------
                                                          SIX MONTHS ENDED                                   FOR THE PERIOD
                                                           JUNE 30, 2005             YEAR ENDED             11/17/03(1)<F56>
                                                            (UNAUDITED)           DECEMBER 31, 2004         THROUGH 12/31/03
                                                         ----------------         -----------------         ----------------
Net asset value, beginning of year                            $  9.93                 $ 10.02                   $ 10.00
                                                              -------                 -------                   -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                          0.13                    0.20                      0.01
  Net realized and unrealized gain (loss)                       (0.04)                  (0.07)                     0.02
                                                              -------                 -------                   -------
    Total from investment operations                             0.09                    0.13                      0.03
                                                              -------                 -------                   -------
  LESS DISTRIBUTIONS
  Dividends from net investment income                          (0.14)                  (0.22)                    (0.01)
  Distributions from capital gains                                 --                      --                        --
                                                              -------                 -------                   -------
    Total distributions                                         (0.14)                  (0.22)                    (0.01)
                                                              -------                 -------                   -------
Net asset value, end of year                                  $  9.88                 $  9.93                   $ 10.02
                                                              -------                 -------                   -------
                                                              -------                 -------                   -------
TOTAL INVESTMENT RETURN(2)<F57>                                  0.91%**<F60>            1.35%                     0.33%**<F60>
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                        $14,995                 $14,946                   $15,030
  Ratio of expenses to average net assets:
  Before expense waiver and reimbursement(3)<F58>                1.27%*<F59>             1.13%                     1.62%*<F59>
  After expense waiver and reimbursement(3)<F58>                 0.70%*<F59>             0.70%                     0.70%*<F59>
  Ratio of net investment income to average net assets:
  Before expense waiver and reimbursement(3)<F58>                2.06%*<F59>             1.59%                     0.20%*<F59>
  After expense waiver and reimbursement(3)<F58>                 2.63%*<F59>             2.02%                     1.12%*<F59>
Portfolio turnover rate                                         11.22%                  45.57%                     0.15%**<F60>


(1)<F56>  Commencement of operations.
(2)<F57> Performance would have been lower if returns had taken insurance charges into account.
(3)<F58>  Does not include insurance charges.
*<F59>    Annualized.
**<F60>   Not annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of capital stock outstanding throughout the period presented.


                                                                                COUNTRY VP BOND FUND
                                                         -----------------------------------------------------------------
                                                          SIX MONTHS ENDED                                   FOR THE PERIOD
                                                           JUNE 30, 2005             YEAR ENDED             11/17/03(1)<F61>
                                                            (UNAUDITED)           DECEMBER 31, 2004         THROUGH 12/31/03
                                                         ----------------         -----------------         ----------------
Net asset value, beginning of year                            $ 10.03                 $ 10.01                   $ 10.00
                                                              -------                 -------                   -------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                          0.17                    0.29                      0.02
  Net realized and unrealized gains                              0.03                    0.05                      0.01
                                                              -------                 -------                   -------
    Total from investment operations                             0.20                    0.34                      0.03
                                                              -------                 -------                   -------
  LESS DISTRIBUTIONS
  Dividends from net investment income                          (0.18)                  (0.31)                    (0.02)
  Distributions from capital gains                                 --                   (0.01)                       --
                                                              -------                 -------                   -------
    Total distributions                                         (0.18)                  (0.32)                    (0.02)
                                                              -------                 -------                   -------
Net asset value, end of year                                  $ 10.05                 $ 10.03                   $ 10.01
                                                              -------                 -------                   -------
                                                              -------                 -------                   -------
TOTAL INVESTMENT RETURN(2)<F62>                                  1.97%**<F65>            3.46%                     0.35%**<F65>
RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (in 000's)                        $15,591                 $15,252                   $15,011
  Ratio of expenses to average net assets:
    Before expense waiver and reimbursement(3)<F63>              1.52%*<F64>             1.38%                     1.90%*<F64>
    After expense waiver and reimbursement(3)<F63>               0.70%*<F64>             0.70%                     0.70%*<F64>
  Ratio of net investment income to average net assets:
    Before expense waiver and reimbursement(3)<F63>              2.59%*<F64>             2.20%                     0.86%*<F64>
    After expense waiver and reimbursement(3)<F63>               3.41%*<F64>             2.88%                     2.06%*<F64>
Portfolio turnover rate                                         11.37%                  35.22%                    11.30%**<F65>


(1)<F61>  Commencement of operations.
(2)<F62> Performance would have been lower if returns had taken insurance charges into account.
(3)<F63>  Does not include insurance charges.
*<F64>    Annualized.
**<F65>   Not annualized.

                       See notes to financial statements.

COUNTRY MUTUAL FUNDS -- NOTES TO FINANCIAL STATEMENTS June 30, 2005 (UNAUDITED)

NOTE (A) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: The COUNTRY Mutual Funds Trust represent a series of nine funds (referred to herein as "Funds"). Each of the Funds has distinct investment objectives and policies. These financial statements contain four of the nine Funds. The four VP Funds are as follows: COUNTRY VP Growth Fund ("Growth Fund"); COUNTRY VP Balanced Fund ("Balanced Fund"); COUNTRY VP Short-Term Bond Fund ("Short-Term Bond Fund"); and COUNTRY VP Bond Fund ("Bond Fund"). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The COUNTRY VP Funds commenced operations on November 17, 2003. The Funds are registered under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management investment companies.

The Funds' prospectus provides descriptions of each Fund's investment goals and principal strategies.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

     (1) SECURITY VALUATION: Securities are valued at fair value. In valuing a Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day. Securities primarily traded in the Nasdaq National Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last bid price on the day of valuation. Over-the-counter securities not listed on the Nasdaq National Market System are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

     (2) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

     (3) FEDERAL INCOME TAXES: The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been recorded in the accompanying financial statements.

     (4) DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

     (5) OTHER: Expenses shared by the Trust are allocated to each Fund based upon relative net assets. Expenses directly attributable to a Fund are charged to operations.

NOTE (B) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL
GAINS: The Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The Balanced Fund, the Short-Term Bond Fund and the Bond Fund declare and distribute net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are generally distributed twice a year.

NOTE (C) CAPITAL STOCK: At June 30, 2005, each of the Funds is authorized to issue an unlimited number of shares.

Transactions in capital stock were as follows:


                                                    GROWTH FUND                                    BALANCED FUND
                                    -------------------------------------------     ------------------------------------------
                                     SIX MONTHS ENDED           YEAR ENDED          SIX MONTHS ENDED           YEAR ENDED
                                       JUNE 30, 2005        DECEMBER 31, 2004         JUNE 30, 2005         DECEMBER 31, 2004
                                   -------------------      -------------------     ------------------      ------------------
                                   SHARES       AMOUNT      SHARES       AMOUNT     SHARES       AMOUNT     SHARES      AMOUNT
                                   ------       ------      ------       ------     ------       ------     ------      ------
Shares sold                         35,158     $391,698     30,451      $325,256      4,975     $ 53,140      7,212    $ 75,366
Shares issued through
  reinvestment of dividends             --           --        500         5,549         89          945        154       1,630
Shares redeemed                     (5,572)     (61,770)    (1,226)      (12,959)      (162)      (1,727)      (311)     (3,265)
                                    ------     --------     ------      --------     ------     --------     ------    --------
Net increase in capital stock       29,586     $329,928     29,725      $317,846      4,902     $ 52,358      7,055    $ 73,731
                                    ------     --------     ------      --------     ------     --------     ------    --------
                                    ------     --------     ------      --------     ------     --------     ------    --------



                                               SHORT-TERM BOND FUND                                  BOND FUND
                                   --------------------------------------------     ------------------------------------------
                                     SIX MONTHS ENDED           YEAR ENDED           SIX MONTHS ENDED          YEAR ENDED
                                      JUNE 30, 2005          DECEMBER 31, 2004         JUNE 30, 2005         DECEMBER 31, 2004
                                   -------------------      -------------------     -------------------     ------------------
                                   SHARES       AMOUNT      SHARES       AMOUNT     SHARES       AMOUNT     SHARES      AMOUNT
                                   ------       ------      ------       ------     ------       ------     ------      ------
Shares sold                         12,118     $119,801      7,670      $ 76,389     32,292     $323,677     22,108    $221,934
Shares issued through
  reinvestment of dividends            174        1,721         60           594        629        6,278        250       2,501
Shares redeemed                       (294)      (2,910)    (2,104)      (20,915)    (1,426)     (14,225)    (2,291)    (22,781)
                                    ------     --------     ------      --------     ------     --------     ------    --------
Net increase in capital stock       11,998     $118,612      5,626      $ 56,068     31,495     $315,730     20,067    $201,654
                                    ------     --------     ------      --------     ------     --------     ------    --------
                                    ------     --------     ------      --------     ------     --------     ------    --------

NOTE (D) INVESTMENT TRANSACTIONS: Purchases and sales of investment securities, other than U.S. government obligations and short-term securities for the six months ended June 30, 2005 were as follows:

                                   PURCHASES             SALES
                                   ---------           ---------
Growth Fund                        $  639,311          $  752,390
Balanced Fund                      $  637,406          $  675,759
Short-Term Bond Fund               $1,474,782          $1,798,820
Bond Fund                          $1,076,770          $  425,581

For the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of U.S. government securities were as follows:

                                   PURCHASES             SALES
                                    --------           ---------
Growth Fund                         $     --           $      --
Balanced Fund                       $     --           $ 297,393
Short-Term Bond Fund                $     --           $      --
Bond Fund                           $471,871           $1,303,155

NOTE (E) INCOME TAX INFORMATION: The following information for the COUNTRY Funds is presented on an income tax basis as of December 31, 2004:

At December 31, 2004, the components of accumulated earnings (losses) on a tax basis were as follows:


                                                                               SHORT-TERM
                                       GROWTH FUND        BALANCED FUND         BOND FUND           BOND FUND
                                       -----------        -------------        ----------          ---------
Cost of investments                    $10,285,741          $9,975,252         $14,955,707         $15,126,497
                                       -----------          ----------         -----------         -----------
                                       -----------          ----------         -----------         -----------
Gross unrealized appreciation          $ 1,486,099          $  970,647         $    24,461         $   106,160
Gross unrealized depreciation             (250,830)           (179,508)            (99,915)            (47,450)
                                       -----------          ----------         -----------         -----------
Net unrealized appreciation            $ 1,235,269          $  791,139         $   (75,454)        $    58,710
                                       -----------          ----------         -----------         -----------
                                       -----------          ----------         -----------         -----------
Undistributed ordinary income          $        --          $      117         $       562         $       253
Undistributed long-term capital gains           --                  --                  --                  --
                                       -----------          ----------         -----------         -----------
Total distributable earnings           $        --          $      117         $       562         $       253
                                       -----------          ----------         -----------         -----------
                                       -----------          ----------         -----------         -----------
Other accumulated losses               $   (32,425)         $  (22,194)        $  (35,601)         $    (8,309)
                                       -----------          ----------         -----------         -----------
Total accumulated earnings             $ 1,202,844          $  769,062         $  (110,493)        $    50,654
                                       -----------          ----------         -----------         -----------
                                       -----------          ----------         -----------         -----------


The tax character of distributions paid during the six months ended June 30, 2005 and the year ended December 31, 2004 were as follows:

                                SIX MONTHS ENDED        FOR THE YEAR ENDED
                                 JUNE 30, 2005          DECEMBER 31, 2004
                                 -------------          -----------------
GROWTH FUND
Ordinary income                     $    --                  $227,279
Long-term capital gain                   --                        --
                                    -------                  --------
                                    $    --                  $227,279
                                    -------                  --------
                                    -------                  --------

                                SIX MONTHS ENDED        FOR THE YEAR ENDED
                                 JUNE 30, 2005          DECEMBER 31, 2004
                                 -------------          -----------------
BALANCED FUND
Ordinary income                     $100,305                 $300,420
Long-term capital gain                    --                       --
                                    --------                 --------
                                    $100,305                 $300,420
                                    --------                 --------
                                    --------                 --------

                                SIX MONTHS ENDED        FOR THE YEAR ENDED
                                 JUNE 30, 2005          DECEMBER 31, 2004
                                 -------------          -----------------
SHORT-TERM BOND FUND
Ordinary income                     $210,161                 $335,589
Long-term capital gain                    --                       --
                                    --------                 --------
                                    $210,161                 $335,589
                                    --------                 --------
                                    --------                 --------

                                SIX MONTHS ENDED        FOR THE YEAR ENDED
                                 JUNE 30, 2005          DECEMBER 31, 2004
                                 -------------          -----------------
BOND FUND
Ordinary income                     $269,408                 $482,876
Long-term capital gain                    --                       --
                                    --------                 --------
                                    $269,408                 $482,876
                                    --------                 --------
                                    --------                 --------

Capital loss carryovers and post-October loss deferrals as of December 31, 2004 were as follows:
                              POST-OCTOBER LOSSES
                              -------------------
Growth Fund                         $32,425
Balanced Fund                       $22,194
Short-Term Bond Fund                $ 5,266
Bond Fund                           $ 8,309

                                  CAPITAL LOSS
                                  NET CAPITAL               CARRYOVER
                              LOSS CARRYOVER*<F66>          EXPIRATION
                              --------------------          ----------
Short-Term Bond Fund                $30,335                    2012


*<F66> Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

NOTE (F) ADVISORY AND OTHER RELATED PARTY TRANSACTIONS: Under its Advisory Agreements with the Funds, COUNTRY Trust Bank (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund:
Growth Fund 0.75%; Balanced Fund 0.75%; Short-Term Bond Fund 0.50%; and Bond Fund 0.75%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds' Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund, Balanced Fund, Short-Term Bond Fund and Bond Fund for the six months ended June 30, 2005 were:
$1,182, $1,164, $1,543, and $1,508, respectively.

The Advisor agreed to reduce its fees and reimburse the Growth Fund and the Balanced Fund to the extent total annualized expenses exceed 0.90% of average daily net assets, and the Short-Term Bond Fund and the Bond Fund to the extent total annualized expenses exceed 0.70% of average daily net assets.

Investment advisory fees for the six months ended June 30, 2005, were as follows:
                                                                  EXPENSES
                                                                   WAIVED
                                                                    AND
                          ADVISORY            ADVISORY           REIMBURSED
                            RATE                FEE           BY ADVISOR*<F68>
                          --------            --------        ----------------
Growth Fund                0.75%              $43,074             $33,436
Balanced Fund              0.75%              $40,068             $34,382
Short-Term Bond Fund       0.50%              $37,051             $40,498
Bond Fund                  0.75%              $57,010             $60,831

*<F68>    Excludes waiver of custody fees.

At June 30, 2005, 94.4% of the shares outstanding of the Growth Fund, 98.8% of the shares outstanding of the Balanced Fund, 98.8% of the shares outstanding of the Short-Term Bond Fund, and 96.7% of the shares outstanding of the Bond Fund were owned by COUNTRY Life Insurance Company.

The legal counsel to the Funds also serves as in-house counsel to the Advisor and as secretary to the Funds. Legal fees expensed by the Growth Fund, Balanced Fund, Short-Term Bond Fund and Bond Fund for the six months ended June 30, 2005 were $1,714, $1,836, $2,178, and $2,279, respectively.

AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-245-2100 and the SEC's website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30, 2005 will be available after August 31, 2005 on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Beginning with the Funds' fiscal quarter ended September 30, 2004, the Funds filed their complete schedules of portfolio holdings on Form N-Q with the SEC. The Funds will file Form N-Q for the first and third quarters of each fiscal year. The Funds' Form N-Q are available on the SEC's website at www.sec.gov and
                                                                 -----------
may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

COUNTRY MUTUAL FUNDS TRUST
COUNTRY VP Growth Fund
COUNTRY VP Balanced Fund
COUNTRY VP Short-Term Bond Fund
COUNTRY VP Bond Fund

BOARD OF TRUSTEES
Philip T. Nelson
Charlot R. Cole
David A. Downs
Nancy J. Erickson
Roger D. Grace
Ailene Miller
Robert L. Phelps
Robert W. Weldon

OFFICERS
Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
John D. Blackburn, Vice President
Robert J. McDade, Vice President
Paul M. Harmon, Secretary
William J. Hanfland, Treasurer
Richard F. Day, Controller
Barbara L. Mosson, Chief Compliance Officer

INVESTMENT ADVISOR
COUNTRY Trust Bank
Bloomington, Illinois

DISTRIBUTOR
COUNTRY Capital Management Company
Bloomington, Illinois

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, Illinois

GENERAL COUNSEL
Paul M. Harmon, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

(COUNTRY MUTUAL FUNDS LOGO)                                F30-113-06 (08/05)

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

 Not Applicable.


                         SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  COUNTRY Mutual Funds Trust
                   --------------------------

     By (Signature and Title) /s/ Philip T. Nelson
                              --------------------
                              Philip T. Nelson, President

     Date      August 23, 2005
               ---------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Philip T. Nelson
                              --------------------
                              Philip T. Nelson, President

     Date      August 23, 2005
               ---------------

     By (Signature and Title) /s/ Kurt F. Bock
                              ----------------
                              Kurt F. Bock, Treasurer

     Date      August 23, 2005
               ---------------